Note 8 - Debt (Details) - The Recapitalization and Refinancing Transactions Sources and Uses of Cash (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2014
Note 8 - Debt (Details) - The Recapitalization and Refinancing Transactions Sources and Uses of Cash [Line Items]
Sources		$ 1,232,080
Uses		1,232,080
First Lien Term Loan [Member]
Note 8 - Debt (Details) - The Recapitalization and Refinancing Transactions Sources and Uses of Cash [Line Items]
Sources		755,000
Second Lien Term Loan [Member]
Note 8 - Debt (Details) - The Recapitalization and Refinancing Transactions Sources and Uses of Cash [Line Items]
Sources		360,000
Sources Cash [Member]
Note 8 - Debt (Details) - The Recapitalization and Refinancing Transactions Sources and Uses of Cash [Line Items]
Sources		117,080
Retire Tranche B And Tranche C Term Loans And Accrued Interest [Member]
Note 8 - Debt (Details) - The Recapitalization and Refinancing Transactions Sources and Uses of Cash [Line Items]
Uses		345,426
Retire Senior Subordinated Notes Accrued Interest And Call Premiums Member]
Note 8 - Debt (Details) - The Recapitalization and Refinancing Transactions Sources and Uses of Cash [Line Items]
Uses		368,164
Redemption of Series A Preferred Stock and Accumulated Dividends [Member]
Note 8 - Debt (Details) - The Recapitalization and Refinancing Transactions Sources and Uses of Cash [Line Items]
Uses	500,000	500,000
Fess And Expenses [Member]
Note 8 - Debt (Details) - The Recapitalization and Refinancing Transactions Sources and Uses of Cash [Line Items]
Uses		13,003
Discount On First And Second Term Loans [Member]
Note 8 - Debt (Details) - The Recapitalization and Refinancing Transactions Sources and Uses of Cash [Line Items]
Uses		$ 5,487